Summary of Significant Accounting Policies - Schedule of Financial Instruments at Fair Value (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative liability on convertible notes payable	$ 1,715,864	$ 1,930,235	$ 1,111,879	$ 42,104
Derivative instruments at fair value	1,715,864	1,930,235	1,111,879
Level 1 [Member]
Derivative liability on convertible notes payable
Derivative instruments at fair value
Level 2 [Member]
Derivative liability on convertible notes payable
Derivative instruments at fair value
Level 3 [Member]
Derivative liability on convertible notes payable	1,715,864	1,930,235	1,111,879
Derivative instruments at fair value	$ 1,715,864	$ 1,930,235	$ 1,111,879